Exhibit (a)

MONTHLY CERTIFICATEHOLDERS' STATEMENT
DISCOVER CARD MASTER TRUST I
Series 2006-2, Subseries 3 Monthly Statement

Class A Certificate CUSIP # 254684AE3
Class B Certificate CUSIP # 254684AF0

Distribution Date: April 15, 2013

Month Ending: March 31, 2013

Pursuant to the Series Supplement dated as of July 27, 2006, as amended, (the 'Series Supplement') relating to the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on June 4, 2010, and the Series Supplement was filed by the Trust as Exhibit 4.4 to the Trust's Current Report on Form 8-K filed on July 27, 2006 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.

1.	Payments to investors in Series 2006-2, Subseries 3 on this Distribution Date (per $1000 of Class Initial Investor Interest)

		Series 2006-2, Subseries 3			Total	Interest	Principal
			Class A 31 days at	0.28320000%	$0.243866656	$0.243866656	$0.000000000
			Class B 31 days at	0.46320000%	$0.398866591	$0.398866591	$0.000000000

		Interest Accrual Period: from and including March 15, 2013 to but excluding April 15, 2013
		LIBOR Determination Date: March 13, 2013

2	.	Principal Receivables for March, 2013			Beginning Principal Balances	Ending Principal Balances
		(a)	Aggregate Investor Interest		$19,519,745,933.00		$19,235,655,024.00
			Seller Interest		$12,833,827,928.76		$13,044,468,491.91
			Total Master Trust		$32,353,573,861.76		$32,280,123,515.91
		(b)	Group One Investor Interest		$19,519,745,933.00		$19,235,655,024.00
		(c)	Series 2006-2, Subseries 3 Investor Interest		$336,843,000.00		$336,843,000.00
		(d)	Class A Investor Interest		$320,000,000.00		$320,000,000.00
			Class B Investor Interest		$16,843,000.00		$16,843,000.00
		(e)	Total Master Trust # of Accounts		19,489,641		18,645,098
		(f)	Minimum Principal Receivables Balance at the end of the month(1)				$20,683,500,025.81
		(g)	Amount by which Master Trust Principal Receivables
			exceed the Minimum Principal Receivables Balance at the end of the month				$11,596,623,490.10

3	.	Allocation of Receivables and other amounts collected during March, 2013

		Finance Charge Collections		Principal Collections	Interchange

		(a) Allocation between Investors and Seller:

		Aggregate Investor Allocation	$261,289,341.38	$4,212,956,831.95	$66,785,578.65

		Seller Allocation	$171,792,179.02	$2,769,929,421.82	$43,910,096.07

		(b) Group One Allocation	$261,289,341.38	$4,212,956,831.95	$66,785,578.65

		(c) Series 2006-2, Subseries 3 Allocation	$4,509,244.80	$72,705,811.68	$1,152,563.37

		(d) Class A Allocation	$4,283,609.32	$69,067,727.94	$1,094,890.92

		Class B Allocation	$225,635.48	$3,638,083.74	$57,672.45

		(e) Discount Series Principal Collections, as applicable,
		available to other series in Group One, including
		Series 2006-2, Subseries 3, through reallocation to
		cover shortfalls in interest and servicing fees and to	$0.00	N/A	N/A
		reimburse charge-offs
		(f) Group One Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	14.75%	N/A	4.11%

		(g) Group One Portfolio Yield from Discount Series
		Principal Collections, as applicable, available to other
		series in Group One, including Series 2006-2,	0.00%	N/A	N/A
		Subseries 3
		(h) Series 2006-2, Subseries 3 Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	14.75%	N/A	4.11%

					March, 2013
		(i) Principal Collections as a monthly percentage of Master Trust Receivables
		at the beginning of March, 2013			21.33%
		(j) Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of March, 2013			1.32%
		(k) Total Collections as a monthly percentage of Master Trust Receivables
		at the beginning of March, 2013			22.65%
		(l) Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of March, 2013			0.34%
		(m) Total Collections and Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of March, 2013			22.99%
		(n) Discount Series Principal Collections, as applicable, included in item 3(i) above, available
		to be used as Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of March, 2013			0.00%

		(o) Trust Collections deposited for the month (2)		Prior Month	March, 2013
				$791,558,860.96	$292,519,962.37

4	.	Information Concerning the Series Principal Funding Account ("SPFA")
			Beginning	Deposits into the SPFA	Deficit Amount on		Ending	Investment
			SPFA Balance	on this Distribution Date	this Distribution Date		SPFA Balance	Income
		Series 2006-2, Subseries 3	$0.00	$0.00		$0.00	$0.00	$0.00
5	.	Information Concerning Amount of Controlled Liquidation Payments
			Amount Paid on this	Deficit Amount on this			Total Payments through
			Distribution Date	Distribution Date			this Distribution Date
		Series 2006-2, Subseries 3	$0.00		$0.00			$0.00
6	.	Information Concerning the Series Interest Funding Account ("SIFA")
				Beginning	Interest	Deposits into the SIFA		Ending
				SIFA Balance	Shortfall	on this Distribution Date		SIFA Balance
		Series 2006-2, Subseries 3		$0.00	$0.00	$84,755.44		$0.00
7	.	Pool Factors for March, 2013
		Class A						1.00000000
		Class B						1.00000000
8	.	Investor Charged-Off Amount
							Cumulative Investor
						March, 2013	Charged-Off Amount
		(a) Group One				$56,025,318.83		$0.00
		(b) Series 2006-2, Subseries 3				$966,866.37		$0.00
		(c) Class A				$918,485.91		$0.00
		Class B				$48,380.46		$0.00
		(d)	As an annualized percentage of
		Principal Receivables at the
		beginning of March, 2013				3.44%		N/A
9	.	Investor Losses for March, 2013					Per $1,000 of Initial
						Total	Series Investor Interest
		(a) Group One				$0.00		$0.00
		(b) Series 2006-2, Subseries 3				$0.00		$0.00
		(c) Class A				$0.00		$0.00
		Class B				$0.00		$0.00

10. Reimbursement of Investor Losses for March, 2013			Per $1,000 of Initial
		Total	Series Investor Interest
(a)	Group One	$0.00	$0.00
(b)	Series 2006-2, Subseries 3	$0.00	$0.00
(c)	Class A	$0.00	$0.00
	Class B	$0.00	$0.00
11. Aggregate Amount of Unreimbursed Investor Losses for March, 2013
			Per $1,000 of Initial
		Total	Series Investor Interest
(a)	Group One	$0.00	$0.00
(b)	Series 2006-2, Subseries 3	$0.00	$0.00
(c)	Class A	$0.00	$0.00
	Class B	$0.00	$0.00
12. Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
(a)	Group One		$32,532,909.89
(b)	Series 2006-2, Subseries 3		$561,405.00
(c)	Class A		$533,333.33
	Class B		$28,071.67
13. Class A Available Subordinated Amount (Note: does not include Subordinate Series)
	Prior Distribution Date Current Distribution Date
Series 2006-2, Subseries 3, Class B
(a) Total		$42,105,375.00	$42,105,375.00
(b) As a percentage of Class A Invested Amount		13.1579%	13.1579%

14	.	Amounts Available from Subordinate Series to this Series on this Distribution Date

					Prior Distribution Date	Current Distribution Date
		(a)	Available Subordinated Amount
			of Subordinate Series (after Usage) for Series 2006-2, Subseries 3		$54,789,368.00	$54,789,368.00

		(b)	Usage of Subordinate Series for Series		$0.00	$0.00
			2006-2, Subseries 3
		(c)	Subordinate Series Collections and
			Interchange available to Series 2006-2,			$12,651,325.61
			Subseries 3
		(d)	Subordinate Series Collections
			and Interchange used by Series 2006-2, Subseries 3
			to pay interest, Monthly Servicing Fee or
			reimburse the Investor Charged-off Amount			$0.00
		(e)	Subordinate Series Allocable Principal
			Collections used by Series 2006-2, Subseries 3 to pay
			principal			$0.00
15	.	Total Available Credit Enhancement Amounts (Note: does not include Subordinate Series)
					Class B Balance on	Class B Balance on
					Prior Distribution Date Current Distribution Date
		(a)	Maximum Amount		$25,263,225.00	$25,263,225.00

		(b)	Available Amount		$25,263,225.00	$25,263,225.00

		(c)	Amount of unreimbursed Drawings on Credit
			Enhancement			$0.00
		(d)	Credit Enhancement Fee payable to DRFC Funding LLC
			related to loan provided to fund Credit Enhancement			$9,424.03
		(e)	Credit Enhancement Fee paid to DRFC Funding LLC
			related to loan provided to fund Credit Enhancement			$9,424.03

16	.	Delinquency Summary

		Master Trust Receivables Outstanding at the end of March, 2013				$32,629,987,061.10

				Number of	Delinquent Amount	Percentage of Ending
			Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
			30-59 Days	26,877	$160,575,844.56	0.49%
			60-89 Days	18,342	$117,168,644.65	0.36%
			90-119 Days	15,631	$107,536,666.27	0.33%
			120-149 Days	12,464	$87,794,667.47	0.27%
			150-179 Days	12,283	$90,677,807.14	0.28%
			180+ Days	0	$0.00	0.00%
			Total	85,597	$563,753,630.09	1.73%

					Annualized
17	.	Excess Spread applicable to this Distribution Date(3)		Amount	Percentage
		(a)	Group One (4)	$224,274,568.40	13.79%
		(b)	Group One three-month rolling average	$211,012,263.02	12.97%
		(c)	Series 2006-2, Subseries 3(5)	$4,039,357.33	14.39%
		(d)	Series 2006-2, Subseries 3 three-month rolling average	$3,813,087.23	13.58%

18	.	Investor Principal Charge-Offs on this Distribution Date (6)		Amount	Rate
		(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of March, 2013)	$56,025,318.83	3.44%
		(b)	Recoveries (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of March, 2013)	$21,377,367.44	1.31%
		(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of March, 2013)	$34,647,951.39	2.13%

19	.	Weighted Average Coupon Interest applicable to this Distribution Date (7)			Rate
		(a)	Group coupon interest rate (shown as an annualized percentage of Group One
			Investor Interest at the beginning of March, 2013)		0.93%
		(b)	Adjusted group coupon interest rate (shown as an annualized percentage of
			Group One Investor Interest, excluding interests held by wholly-owned
			subsidiaries of Discover Bank, at the beginning of March, 2013)		1.24%

U.S. Bank National Association
as Trustee
By:________________________________
Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The
Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust
Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the higher of the Group Excess Spread Percentage (Item 17(a)) and the Series Excess Spread Percentage (Item 17(c))
in assessing the current performance of the Trust and the Receivables. An amortization event occurs if both the three-month rolling average Group and
Series Excess Spreads are less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses for series or subseries, if any, with negative Series Excess Spreads. Funds remaining after reallocation are distributed to
Discover Bank for its general use in its regular course of business.

(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is
equal to the Group Excess Spread, multiplied by twelve and divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group. For purposes of calculating the Group Excess Spread, Series Excess Spread for Series 2009-SD, applicable through the distribution date in January 2012, included the Principal Collections available to other series in Group One through reallocation, except for those Principal Collections included by Series 2007-CC in the calculation of Series Excess Spread for the DiscoverSeries.

(5) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance Charge Collections, Investment Income, and Series Interchange for any Class
of this Subseries (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see"Deposits into the SIFA on this Distribution Date" in Item 6), (ii) the monthly servicing fee for this Subseries (see Item12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 15(d)), in
each case for this Distribution Date. Series Excess Spread for this Subseries does not reflect Series 2009-SD principal collections (see Item 3(g)), but such principal collections were available to this Subseries, through the distribution date in January 2012, through reallocation provisions to cover shortfalls in interest and servicing fees and to reimburse charge-offs. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve and divided by the Series Investor Interest for this Subseries as of the beginning of the related due period.

(6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

(7) Group coupon interest is the sum of the monthly interest deposited into the series interest funding accounts for all series and subseries in Group One, including Series
2007-CC, the DiscoverSeries, and relating to the current interest accrual period.

MASTER SERVICER'S CERTIFICATE STATEMENT

DISCOVER CARD MASTER TRUST I

Series 2006-2, Subseries 3 Monthly Statement

CREDIT CARD
PASS-THROUGH CERTIFICATES

The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Second Amended and Restated Pooling & Servicing Agreement dated as of June 4, 2010, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement dated as of July 27, 2006, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2006-2, Subseries 3 Master Trust Certificates for the Distribution Date occurring on April 15, 2013:

1	.	Discover Bank is Master Servicer under the Pooling and Servicing Agreement.
2	.	The undersigned is a Servicing Officer of Discover Bank as Master Servicer.
3. The aggregate amount of Collections processed during March, 2013
		is equal to	$7,415,967,774.19
4	.	The aggregate amount of Class A Principal Collections processed during March, 2013
		is equal to	$69,067,727.94
5	.	The aggregate amount of Class A Finance Charge Collections processed during March, 2013
		is equal to	$4,283,609.32
6	.	The aggregate amount of Class A Interchange processed during March, 2013
		is equal to	$1,094,890.92
7	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
		(a) with respect to the Class A Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class A Cumulative Investor Charged-Off Amount is equal to	$0.00
8	.	The sum of all amounts payable to the Class A Certificateholders on the current Distribution Date is
		equal to	$78,037.33

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9	.	The aggregate amount of Class B Principal Collections processed during March, 2013
		is equal to	$3,638,083.74
10	.	The aggregate amount of Class B Finance Charge Collections processed during March, 2013
		is equal to	$225,635.48
11	.	The aggregate amount of Class B Interchange processed during March, 2013
		is equal to	$57,672.45
12	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
		(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class B Cumulative Investor Charged-Off Amount is equal to	$0.00
13	.	The sum of all amounts payable to the Class B Certificateholders on the current Distribution Date is
		equal to	$6,718.11
14	.	The amount of drawings under the Credit Enhancement required to be made and not immediately
		reimbursed on the related Drawing Date pursuant to the Series Supplement:
		(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class B Cumulative Investor Charged-off Amount is equal to	$0.00
		(c) with respect to the Class B Investor Interest is equal to	$0.00
15	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement with respect to
		the Principal Distribution Amount Shortfall is equal to	$0.00
16	.	Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the
		Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.

		IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of April, 2013.
Series 2006-2, Subseries 3

DISCOVER BANK
as Master Servicer

By:________________________________

Assistant Vice President, Assistant Treasurer
and Assistant Secretary

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